Property And Equipment	12 Months Ended
Dec. 31, 2014
Property And Equipment [Abstract]
Property And Equipment

5. Property and Equipment

Property and equipment as of December 31, 2014 and 2013, consisted of the following:

	2014	2013
Computer equipment	$71,700	$61,348
Production equipment	24,266	20,870
Office equipment, furniture and fixtures	12,019	10,661
Software	147,211	117,265
Technology	171,433	156,107
Leasehold improvements	36,105	35,700
Construction in process	25,077	29,272
	487,811	431,223
Less accumulated depreciation	(243,658)	(161,753)
Property and equipment, net	$244,153	$269,470

Depreciation expense was $88,068,  $80,538 and $74,777 for the years ended December 31, 2014, 2013 and 2012, respectively.